Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	113 Months Ended	114 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly High Yield Bull 1.2X Fund
Average Annual Return, Percent	6.46%	3.02%		4.82%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Average Annual Return, Percent	21.44%	15.08%	21.99%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Average Annual Return, Percent	28.94%	18.39%			30.87%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly S&P 500® Bull 1.75X Fund
Average Annual Return, Percent	20.92%	20.08%			21.66%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly Small Cap Bull 1.75X Fund
Average Annual Return, Percent	5.65%	10.36%			8.68%
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Average Annual Return, Percent	(1.42%)	(9.36%)			(2.00%)
Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Average Annual Return, Percent	5.69%	9.90%			0.16%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Investor Class
Average Annual Return, Percent	5.63%	5.71%			5.41%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hilton Tactical Income Fund Institutional Class
Average Annual Return, Percent	5.78%	5.94%			5.66%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.88%	14.74%		15.52%
Solactive High Yield Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive High Yield Beta Index
Average Annual Return, Percent	8.00%	4.92%		6.10%
NASDAQ-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	20.52%	15.00%	20.30%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	21.95%	13.60%	18.12%
NASDAQ-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Average Annual Return, Percent	20.52%	15.00%			19.67%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	21.95%	13.60%			17.29%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.88%	14.74%			14.60%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.88%	14.74%			14.60%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	8.17%	10.13%			8.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Government/Credit Bond Index
Average Annual Return, Percent	4.70%	0.73%			2.12%
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	2.94%	(2.22%)			1.22%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Government/Credit Bond Index
Average Annual Return, Percent	4.70%	0.73%			2.12%
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	2.94%	(2.22%)			1.22%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.88%	14.74%			14.60%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Government/Credit Bond Index
Average Annual Return, Percent	4.70%	0.73%			2.12%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.88%	14.74%			14.60%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Bloomberg Intermediate US Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate US Government/Credit Bond Index
Average Annual Return, Percent	4.70%	0.73%			2.12%